Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MH Elite Small Cap Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	13.82%	7.52%	6.71%
MH Elite Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	18.57%	9.93%	8.75%
MH Elite Select Portfolio of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	1.43%	2.62%
MH Elite Income Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	2.07%	2.63%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
MSCI ACWI ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	4.62%	5.40%
Barclays US Agg Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%